SEGMENT INFORMATION (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)
Number of operating segments | segment	1
Hong Kong SAR
Long-lived assets | ¥	¥ 1,740,765	¥ 1,605,892